Summary of Significant Accounting Policies - Schedule of Revenue by Major Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 4,646,389	$ 3,667,888	$ 8,225,911	$ 8,026,764
Mold production [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	3,312,007	3,093,511
Mold repair [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	518,300	489,465
Machining services [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 816,082	$ 84,912